SUPPLEMENT DATED OCTOBER 14, 2008

VOYAGE PROTECTOR

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

PROSPECTUS DATED MAY 1, 2008

1.)

The Alger American Growth Portfolio is now called the Alger American LargeCap Growth Portfolio. All references in the prospectus and statement of additional information to “Alger American Growth Portfolio” will be replaced with “Alger American Large Cap Growth Portfolio.”

2.)

The Alger American Small Capitalization Portfolio is now called the Alger American SmallCap Growth Portfolio. All references in the prospectus and statement of additional information to “Alger American Small Capitalization Portfolio” will be replaced with “Alger American SmallCap Growth Portfolio.”

3.)

The LB AMT Short Duration Bond Portfolio (Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio) is now called the Neuberger Berman AMT Lehman Brothers Short Duration Bond Portfolio (Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio). All references in the prospectus and statement of additional information to “LB AMT Short Duration Bond Portfolio (Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio)” will be replaced with “Neuberger Berman AMT Lehman Brothers Short Duration Bond Portfolio (Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio).”

This Supplement should be retained with the Prospectus for future reference.